Collaboration and License Agreements - Additional Information (Detail) - Predecessor Company [Member] - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2018	Feb. 15, 2017	Dec. 31, 2016	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 05, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration and license agreement termination period						Sep. 30, 2019
Conversion of convertible note payable							$ 13,729,000
Cumulative catch-up adjustment in revenue				$ 4,600,000
Novartis [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, interest rate		6.00%
Debt instrument, maturity date		Dec. 31, 2019
Debt instrument, conversion price percentage		120.00%
Principal amount of note issued		$ 15,000,000
Conversion of convertible note payable	$ 15,000,000
Conversion of convertible note payable to common stock	288,251
Conversion price	$ 57.70
Collaborative Arrangement [Member] | Novartis [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable payment received			$ 50,000,000
Proceeds from option exercised								$ 7,000,000
Collaboration and license agreement termination period						Sep. 30, 2019
Maximum milestone payments to be received upon achievement of certain milestones			$ 650,000,000
Percentage of observational study costs			50.00%
Assumed percentage of observational study costs upon completion of ongoing Phase 2b trails			100.00%
Collaborative Arrangement [Member] | Novartis [Member] | Scenario Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Future milestone payments					$ 150,000,000
Investment Agreement [Member] | Novartis [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, maximum borrowing capacity			$ 15,000,000
Debt instrument, interest rate			6.00%
Debt instrument, maturity date			Dec. 31, 2019
Investment Agreement [Member] | Novartis [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, conversion price percentage		120.00%
Number of days trailing average closing price of common stock immediately prior to the conversion date		20 days
Principal amount of note issued		$ 15,000,000
Conversion of convertible note payable	$ 15,000,000
Conversion of convertible note payable to common stock	288,251
Conversion price	$ 57.70